Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Company's Subsidiaries

As of December 31, 2025, the details of the Company’s subsidiaries were as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Major subsidiaries:
Meten International Education Group	July 10, 2018	Cayman Islands	100%	Investment holding
Meten Education Investment Limited (“Meten BVI”)	July 18, 2018	British Virgin Islands (“BVI”)	100%	Investment holding
Meta Path investing holding company	December 3, 2021	Cayman Islands	100%	Investment holding
Met Chain investing holding company Ltd	January 5, 2022	BVI	100%	Investment holding
METEN BLOCK CHAIN LLC	March 8, 2022	United States	100%	Investment holding
Meten Service USA Corp.	March 3, 2016	United States	100%	Investment holding
BTC DIGITAL SINGAPORE PTE. LTD.	March 14, 2024	Singapore	100%	Investment holding
QUENCH DATA LLC	January 3, 2024	United States	100%	Leasing of property for Group use only